RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amount Due To Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Amounts due from related parties [Line Items]
Others		$ 222	$ 36
Total		10,914	36
Eall [Member]
Amounts due from related parties [Line Items]
Total	[1]	$ 10,692

[1]	The balance represents the loan provided by Eall (see Note 17 (1)).